SCHEDULE OF LONG-TERM DEBT MATURITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
DisclosureOfLongTermDebtLineItems [Line Items]
Total	$ 275,878,479	$ 269,854,235	$ 227,671,760	$ 209,326,775
Accrued and deferred financing cost, net	(1,522,301)
Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		269,854,235		$ 209,326,775	$ 188,719,114
Accrued and deferred financing cost, net		(1,490,035)
Later than six months and not later than one year [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	7,041,016
Later than one year and not later than two years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	13,392,576
Later than one year and not later than two years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		9,569,893
Later than two years and not later than three years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	8,955,841
Later than two years and not later than three years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		10,215,729
Later than three years and not later than four years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	9,694,303
Later than three years and not later than four years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		11,410,890
Later than four years and not later than five years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	10,416,046
Later than four years and not later than five years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		11,835,657
Later than five years and not later than seven years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	11,237,596
Later than five years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	216,663,402
Later than five years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		211,609,005
Not later than one year [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		16,703,096
Mortgage loan [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	270,045,527
Accrued and deferred financing cost, net	(1,328,310)
Mortgage loan [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		263,313,243
Accrued and deferred financing cost, net		(1,490,035)
Mortgage loan [member] | Later than six months and not later than one year [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	6,036,525
Mortgage loan [member] | Later than one year and not later than two years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	8,370,124
Mortgage loan [member] | Later than one year and not later than two years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		9,569,893
Mortgage loan [member] | Later than two years and not later than three years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	8,955,841
Mortgage loan [member] | Later than two years and not later than three years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		10,215,729
Mortgage loan [member] | Later than three years and not later than four years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	9,694,303
Mortgage loan [member] | Later than three years and not later than four years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		11,410,890
Mortgage loan [member] | Later than four years and not later than five years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	10,416,046
Mortgage loan [member] | Later than four years and not later than five years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		11,835,657
Mortgage loan [member] | Later than five years and not later than seven years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	11,237,596
Mortgage loan [member] | Later than five years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	216,663,402
Mortgage loan [member] | Later than five years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		211,609,005
Mortgage loan [member] | Not later than one year [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		10,162,104
Secured bridge loan [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	5,832,952
Accrued and deferred financing cost, net	(193,991)
Secured bridge loan [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		6,540,992
Accrued and deferred financing cost, net
Secured bridge loan [member] | Later than six months and not later than one year [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	1,004,491
Secured bridge loan [member] | Later than one year and not later than two years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total	5,022,452
Secured bridge loan [member] | Later than one year and not later than two years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total
Secured bridge loan [member] | Later than two years and not later than three years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total
Secured bridge loan [member] | Later than two years and not later than three years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total
Secured bridge loan [member] | Later than three years and not later than four years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total
Secured bridge loan [member] | Later than three years and not later than four years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total
Secured bridge loan [member] | Later than four years and not later than five years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total
Secured bridge loan [member] | Later than four years and not later than five years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total
Secured bridge loan [member] | Later than five years and not later than seven years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total
Secured bridge loan [member] | Later than five years [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total
Secured bridge loan [member] | Later than five years [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total
Secured bridge loan [member] | Not later than one year [member] | Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Total		$ 6,540,992